NET INCOME(LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income (loss) attributable to AirNet Technology Inc.'s ordinary shareholders	$ (574)	$ (13,335)	$ (17,335)
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share/ income per ADS
Basic	6,571,281	7,803,348	4,390,703
Diluted	6,571,281	7,803,348	4,390,703
Net income (loss) per ordinary share/per ADS
Basic (in dollars per share)	$ (0.09)	$ (1.71)	$ (3.95)
Diluted (in dollars per share)	$ (0.09)	$ (1.71)	$ (3.95)
ADS
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share/ income per ADS
Basic	6,571,281	7,803,348	4,390,703
Diluted	6,571,281	7,803,348	4,390,703
Net income (loss) per ordinary share/per ADS
Basic (in dollars per share)	$ (0.09)	$ (1.71)	$ (3.95)
Diluted (in dollars per share)	$ (0.09)	$ (1.71)	$ (3.95)